Derivatives and Fair Value of Financial Instruments (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Amortized Cost
Schedule of amortized cost and estimated fair values of investments and long term debt
Short-term investments, available-for-sale	$ 224,314,000	$ 279,556,000
Short-term investments, trading debt securities	65,728,000	28,508,000
Long-term debt	92,177,000	145,963,000
Fair Value
Schedule of amortized cost and estimated fair values of investments and long term debt
Short-term investments, available-for-sale	224,076,000	282,829,000
Short-term investments, trading debt securities	66,573,000	30,550,000
Long-term debt	$ 94,578,000	$ 149,333,000